Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 52,072,413	$ 1,694,514	$ 52,709,053	$ 50,198,436
Acquisition through business combinations				2,567,842
Disposal of subsidiaries			(310,711)
Effect of foreign currency exchange differences	240,986	7,842	(325,929)	(57,225)
Ending balance	52,313,399	1,702,356	52,072,413	52,709,053
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	54,486,526	1,773,073	55,123,166	52,612,549
Acquisition through business combinations				2,567,842
Disposal of subsidiaries			(310,711)
Effect of foreign currency exchange differences	240,986	7,842	(325,929)	(57,225)
Ending balance	54,727,512	1,780,915	54,486,526	55,123,166
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,414,113	78,559	2,414,113	2,414,113
Ending balance	$ 2,414,113	$ 78,559	$ 2,414,113	$ 2,414,113